Shareholder Report, Average Annual Return (Details) 191776_Reverb ETF_TF_TSR Annual {TF}	12 Months Ended	42 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Vox Populi ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vox Populi ETF NAV
Average Annual Return, Percent	31.04%	22.58%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	31.05%	22.63%